Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill And Intangible Assets Disclosure Abstract
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform	During the year ended December 31, 2023, the Company completed an impairment analysis of its intangible assets and concluded the assets were impaired. As a result, they recorded an impairment change in the amount of $3,968,332 during the year ended December 31,2023.
	Software	Customer Relationships	Trade name	Developed Technology	Total
Cost
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,496,621	—	—	—	2,496,621
Impairments	—	(1,699,034)	(329,167)	(340,139)	(2,338,340)
At December 31, 2022	14,715,529	3,170,966	420,833	1,209,861	19,517,189
Additions	19,413	—	—	—	19,413
Impairment	(1,656,691)	(1,745,854)	(420,833)	(144,954)	(3,968,332)
At December 31, 2023	13,078,251	1,425,112	—	1,064,907	15,568,270
Accumulated amortization
At December 31, 2021	9,582,355	345,714	—	258,333	10,186,402
Amortization	1,729,326	691,430	—	516,667	2,937,423
At December 31, 2022	11,311,681	1,037,144	—	775,000	13,123,825
Amortization	1,766,570	387,968	—	289,907	2,444,445
At December 31, 2023	13,078,251	1,425,112	—	1,064,907	15,568,270
Carrying amounts
At December 31, 2021	2,636,553	4,494,286	750,000	1,291,667	9,172,506
At December 31, 2022	3,403,848	2,133,822	420,833	434,861	6,393,364
At December 31, 2023	0	0	0	0	0